Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000190956 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000190956 [Member] | Taiwan Semiconductor Manufacturing Co Ltd SP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000190956 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000190956 [Member] | Northern Institutional U S Government Select Portfolio Shares Class 4 23 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000190956 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000190956 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000190956 [Member] | Alibaba Group Holding Ltd W [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000190956 [Member] | ICICI Bank Ltd SP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000190956 [Member] | Industrial And Commercial Bank of China Ltd H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000190956 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000190956 [Member] | Other less than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000190956 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000190956 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000190956 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000190956 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000190956 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000190956 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000190956 [Member] | Other less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000190956 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000190956 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000190956 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000190956 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000190956 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000190956 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000005025 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000005025 [Member] | Taiwan Semiconductor Manufacturing Co Ltd SP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005025 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005025 [Member] | Northern Institutional U S Government Select Portfolio Shares Class 4 23 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005025 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005025 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005025 [Member] | Alibaba Group Holding Ltd W [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005025 [Member] | ICICI Bank Ltd SP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005025 [Member] | Industrial And Commercial Bank of China Ltd H [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005025 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005025 [Member] | Other less than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000005025 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000005025 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000005025 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000005025 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000005025 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000005025 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005025 [Member] | Other less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000005025 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005025 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000005025 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000005025 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000005025 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000005025 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000050883 [Member] | Smiths Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000050883 [Member] | Auto1 Group SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000050883 [Member] | Ryohin Keikaku Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000050883 [Member] | ConvaTec Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000050883 [Member] | Modec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000050883 [Member] | Scout24 SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000050883 [Member] | SigmaRoc PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000050883 [Member] | Azbil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000050883 [Member] | dormakaba Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000050883 [Member] | KION Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000050883 [Member] | Other less than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000050883 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000050883 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000050883 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000050883 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000050883 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000050883 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000050883 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000050883 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000050883 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000050883 [Member] | Other less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000050883 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000050883 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000050883 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000050883 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000050883 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000050883 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000050883 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000050883 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000101771 [Member] | ASPEED Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000101771 [Member] | HD Hyundai Marine Solution Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000101771 [Member] | Hitachi Energy India Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000101771 [Member] | Vista Energy SAB de CV ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000101771 [Member] | Orizon Valorizacao de Residuos SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000101771 [Member] | Lynas Rare Earths Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000101771 [Member] | Inter And Co Inc BDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000101771 [Member] | Cury Construtora e Incorporadora SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000101771 [Member] | Home First Finance Co India Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000101771 [Member] | Impala Platinum Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000101771 [Member] | Other less than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000101771 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000101771 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000101771 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000101771 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000101771 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000101771 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000101771 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000101771 [Member] | Other less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000101771 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000101771 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000101771 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000101771 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000101771 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000101771 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000101771 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000124893 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000124893 [Member] | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000124893 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000124893 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000124893 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	50.70%
C000124893 [Member] | Bank Loans [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000124893 [Member] | Other less than 2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000132648 [Member] | Kratos Defense And Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000132648 [Member] | Dave Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000132648 [Member] | Centrus Energy Corp A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000132648 [Member] | Porch Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000132648 [Member] | Eos Energy Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000132648 [Member] | Argan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000132648 [Member] | Construction Partners Inc A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000132648 [Member] | Arlo Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000132648 [Member] | Crinetics Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000132648 [Member] | Core Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000132648 [Member] | Other less than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000132648 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000132648 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000132648 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000132648 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000132648 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000132648 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000132648 [Member] | Other less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000132648 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	91.40%
C000176647 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000176647 [Member] | Northern Institutional U S Government Select Portfolio Shares Class 4 23 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000176647 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000176647 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000176647 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000176647 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000176647 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176647 [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176647 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176647 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176647 [Member] | Other less than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000176647 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000176647 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000176647 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000176647 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000176647 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000176647 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000176647 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000176647 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000176647 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000176647 [Member] | Other less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000176647 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000176647 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000176647 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000176647 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	61.50%
C000190999 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000190999 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000190999 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000190999 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000190999 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000190999 [Member] | Guardant Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000190999 [Member] | Karman Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000190999 [Member] | Kratos Defense And Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000190999 [Member] | CommVault Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000190999 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000190999 [Member] | Other less than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000190999 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000190999 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000190999 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000190999 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000190999 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000190999 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000190999 [Member] | Other less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000190999 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000190999 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000190999 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	83.70%
C000190998 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000190998 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000190998 [Member] | Credo Technology Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000190998 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000190998 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000190998 [Member] | Guardant Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000190998 [Member] | Karman Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000190998 [Member] | Kratos Defense And Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000190998 [Member] | CommVault Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000190998 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000190998 [Member] | Other less than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000190998 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000190998 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000190998 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000190998 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000190998 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000190998 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000190998 [Member] | Other less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000190998 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000190998 [Member] | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000190998 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	83.70%
C000219126 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219126 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219126 [Member] | Natera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219126 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219126 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219126 [Member] | Carvana Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219126 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219126 [Member] | Astera Labs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219126 [Member] | Robinhood Markets Inc A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219126 [Member] | Antero Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219126 [Member] | Other less than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000219126 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000219126 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000219126 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000219126 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000219126 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000219126 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000219126 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000219126 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219126 [Member] | Other less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219126 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000219126 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	86.20%
C000249377 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000249377 [Member] | Smiths Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000249377 [Member] | Northern Institutional Treasury Portfolio Premier Class 4 16 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000249377 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000249377 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000249377 [Member] | MTU Aero Engines AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000249377 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000249377 [Member] | Lonza Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000249377 [Member] | Pan Pacific International Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000249377 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000249377 [Member] | Other less than 4 Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000249377 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000249377 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000249377 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000249377 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000249377 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000249377 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000249377 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000249377 [Member] | Other less than 4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000249377 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000249377 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000249377 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000249377 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000249377 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000249377 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000249377 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000249377 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.90%